UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03334
Investment Company Act File Number

Calvert Social Investment Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Balanced Fund
Calvert Bond Fund
Calvert Equity Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

CALVERT BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 57.2%
Aerospace & Defense - 1.2%
CAE, Inc.	216,700	3,982,569
Hexcel Corp.	68,900	3,950,726
		7,933,295

Banks - 3.4%
Bank of America Corp.	401,200	9,885,568
JPMorgan Chase & Co.	80,300	7,838,886
PNC Financial Services Group, Inc. (The)	39,800	4,653,018
		22,377,472

Beverages - 1.2%
PepsiCo, Inc.	75,296	8,318,702

Biotechnology - 1.3%
Celgene Corp. (1)	40,725	2,610,065
Gilead Sciences, Inc.	53,689	3,358,247
Vertex Pharmaceuticals, Inc. (1)	18,400	3,049,064
		9,017,376

Chemicals - 0.7%
Ecolab, Inc.	31,600	4,656,260

Commercial Services & Supplies - 1.8%
Waste Connections, Inc.	56,100	4,165,425
Waste Management, Inc.	89,025	7,922,335
		12,087,760

Consumer Finance - 1.7%
Ally Financial, Inc.	178,800	4,051,608
American Express Co.	78,000	7,434,960
		11,486,568

Containers & Packaging - 1.1%
Ball Corp. (2)	154,309	7,095,128

Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (1)	46,200	4,441,668

Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	197,207	11,086,978

Electrical Equipment - 1.0%
AMETEK, Inc.	97,000	6,566,900

Energy Equipment & Services - 1.7%
Core Laboratories NV	50,900	3,036,694
National Oilwell Varco, Inc.	138,302	3,554,361
Oceaneering International, Inc. (1)	140,403	1,698,876
TechnipFMC plc	159,310	3,119,290
		11,409,221

Entertainment - 1.4%
Walt Disney Co. (The)	84,004	9,211,039

Equity Real Estate Investment Trusts (REITs) - 2.3%
AvalonBay Communities, Inc.	39,699	6,909,611
Simon Property Group, Inc.	48,500	8,147,515
		15,057,126

Food & Staples Retailing - 1.0%
Performance Food Group Co. (1)	203,152	6,555,715

Food Products - 1.0%
Mondelez International, Inc., Class A	164,370	6,579,731

Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (1)	140,400	4,961,736
Danaher Corp.	81,800	8,435,216
		13,396,952

Health Care Providers & Services - 1.9%
Anthem, Inc.	33,400	8,771,842
WellCare Health Plans, Inc. (1)	16,600	3,919,094
		12,690,936

Household Products - 1.1%
Procter & Gamble Co. (The)	82,600	7,592,592

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	92,800	3,995,040

Industrial Conglomerates - 0.5%
3M Co.	16,111	3,069,790

Insurance - 2.0%
American Financial Group, Inc.	58,896	5,331,855
American International Group, Inc.	112,700	4,441,507
First American Financial Corp.	77,843	3,474,911
		13,248,273

Interactive Media & Services - 2.6%
Alphabet, Inc., Class C (1)	12,512	12,957,552
IAC/InterActiveCorp (1)	22,800	4,173,312

		17,130,864

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (1)	6,066	9,110,950
Booking Holdings, Inc. (1)	2,144	3,692,868
		12,803,818

IT Services - 3.3%
Amdocs Ltd.	74,767	4,379,851
Fiserv, Inc. (1)	88,800	6,525,912
GoDaddy, Inc., Class A (1)	34,800	2,283,576
Visa, Inc., Class A	64,600	8,523,324
		21,712,663

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	27,897	6,243,070

Machinery - 1.1%
Gardner Denver Holdings, Inc. (1)	188,900	3,863,005
Parker-Hannifin Corp.	22,800	3,400,392
		7,263,397

Multi-Utilities - 1.3%
CMS Energy Corp.	88,273	4,382,754
Sempra Energy	41,915	4,534,784
		8,917,538

Pharmaceuticals - 2.3%
GlaxoSmithKline plc ADR (2)	110,000	4,203,100
Jazz Pharmaceuticals plc (1)	27,600	3,421,296
Merck & Co., Inc.	99,300	7,587,513
		15,211,909

Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	118,800	4,384,908
Texas Instruments, Inc.	63,196	5,972,022
		10,356,930

Software - 4.4%
Adobe, Inc. (1)	16,824	3,806,262
Intuit, Inc.	14,667	2,887,199
Microsoft Corp.	169,451	17,211,138
Salesforce.com, Inc. (1)	41,300	5,656,861
		29,561,460

Specialty Retail - 2.4%
Home Depot, Inc. (The)	48,400	8,316,088
TJX Cos., Inc. (The)	116,000	5,189,840
Ulta Beauty, Inc. (1)	8,900	2,179,076
		15,685,004

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	76,352	12,043,764
HP, Inc.	199,600	4,083,816
		16,127,580

Textiles, Apparel & Luxury Goods - 1.0%
Gildan Activewear, Inc.	217,400	6,600,264

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (1)	352,000	3,681,920

Venture Capital - 0.2%
CFBanc Corp. (1)(3)(4)	27,000	330,081
Consensus Orthopedics, Inc. (1)(3)(4)	180,877	181
Kickboard (1)(3)(4)	169,932	2,787
Learn Capital Venture Partners III LP (1)(3)(4)	974,619	1,287,661
MACH Energy (1)(3)(4)	20,536	1,891
Neighborhood Bancorp, Class A (1)(3)(4)	10,000	10,000
		1,632,601

Total Common Stocks (Cost $376,350,110)		380,803,540

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 20.2%

Basic Materials - 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	505,595

Communications - 1.4%
AT&T, Inc.:
3.40%, 5/15/25	525,000	494,203
3.80%, 3/15/22	760,000	763,850
Comcast Corp.:
2.848%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (5)	932,000	923,519
3.20%, 7/15/36	990,000	854,229
3.70%, 4/15/24	603,000	607,066
4.70%, 10/15/48	350,000	356,972
Crown Castle Towers LLC, 3.663%, 5/15/45 (6)	450,000	438,458
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	391,743
Verizon Communications, Inc.:
3.50%, 11/1/24	1,000,000	990,001
3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (5)	1,056,000	1,024,788
4.329%, 9/21/28	831,000	836,576
4.862%, 8/21/46	575,000	567,973
5.50%, 3/16/47	675,000	721,384
Warner Media LLC, 4.90%, 6/15/42	500,000	457,628
		9,428,390

Consumer, Cyclical - 2.0%
American Airlines Group, Inc., 5.50%, 10/1/19 (6)	150,000	151,125
American Airlines Pass-Through Trust:
4.40%, 3/22/25	959,903	943,109
5.25%, 7/15/25	532,128	548,884
5.60%, 1/15/22 (6)	966,277	975,940
5.625%, 7/15/22 (6)	278,313	280,570
Azul Investments LLP, 5.875%, 10/26/24 (2)(6)	445,000	417,192
Best Buy Co., Inc., 4.45%, 10/1/28	700,000	669,380
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	200,750
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	519,000	517,542
2.979%, 8/3/22	2,350,000	2,169,565
3.218%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (5)	335,000	326,512
3.305%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (5)	910,000	873,635
3.512%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (5)	600,000	597,903
3.566%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (5)	220,000	216,952
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	441,742	427,385
Lennar Corp., 4.50%, 11/15/19	870,000	865,650
Nordstrom, Inc., 5.00%, 1/15/44	571,000	494,409
Starbucks Corp., 2.45%, 6/15/26	550,000	495,904
Tapestry, Inc., 4.125%, 7/15/27	1,435,000	1,345,828
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (6)	115,433	117,153
6.00%, 4/23/22 (6)	170,042	172,669
Whirlpool Corp., 3.70%, 5/1/25	500,000	485,079
Wyndham Destinations, Inc.:
5.40%, 4/1/24	132,000	126,390
5.75%, 4/1/27	147,000	135,424
		13,554,950

Consumer, Non-cyclical - 1.9%
Amgen, Inc., 4.663%, 6/15/51	895,000	847,891
Becton Dickinson and Co.:
2.404%, 6/5/20	474,000	466,936
2.894%, 6/6/22	474,000	459,426
3.363%, 6/6/24	740,000	711,570
3.678%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (5)	1,571,000	1,555,655
Block Financial LLC, 5.25%, 10/1/25	150,000	152,181
Conagra Brands, Inc., 3.219%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (5)	258,000	257,342
CVS Health Corp.:
3.125%, 3/9/20	115,000	114,791
3.487%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (5)	88,000	87,318
3.70%, 3/9/23	647,000	640,651
4.30%, 3/25/28	1,677,000	1,645,190
CVS Pass-Through Trust, 6.036%, 12/10/28	796,379	848,274
Ecolab, Inc.:
3.25%, 12/1/27	214,000	207,082
3.95%, 12/1/47	154,000	145,119

Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (6)	500,000	463,788
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874,000	841,591
Kraft Heinz Foods Co.:
3.375%, 6/15/21	138,000	137,742
5.20%, 7/15/45	575,000	527,875
Life Technologies Corp., 6.00%, 3/1/20	500,000	514,078
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	308,953
MEDNAX, Inc., 5.25%, 12/1/23 (6)	155,000	152,288
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (6)	290,000	299,787
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	962,000	949,483
		12,335,011

Energy - 0.3%
Oceaneering International, Inc., 4.65%, 11/15/24	505,000	400,303
TerraForm Power Operating LLC:
4.25%, 1/31/23 (6)	152,000	142,500
5.00%, 1/31/28 (6)	1,250,000	1,104,687
		1,647,490

Financial - 9.1%
Ally Financial, Inc., 4.125%, 3/30/20	1,158,000	1,148,690
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (6)	542,000	532,922
Banco Santander SA:
3.125%, 2/23/23	829,000	784,478
3.767%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (5)	305,000	298,802
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (6)	720,000	712,672
Bank of America Corp.:
2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (5)	1,163,000	1,140,259
3.499% to 5/17/21, 5/17/22 (7)	1,489,000	1,489,672
3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (5)	1,450,000	1,409,816
3.55% to 3/5/23, 3/5/24 (7)	750,000	741,314
3.593% to 7/21/27, 7/21/28 (7)	1,400,000	1,329,844
3.649%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (5)	801,000	801,619
3.824% to 1/20/27, 1/20/28 (7)	2,390,000	2,322,163
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (7)	886,000	821,543
Capital One Financial Corp.:
2.50%, 5/12/20	1,001,000	988,231
2.97%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (5)	235,000	233,387
3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (5)	1,980,000	1,927,190
3.30%, 10/30/24	419,000	396,754
4.20%, 10/29/25	575,000	556,417
Capital One NA, 2.65%, 8/8/22	610,000	586,252
CBL & Associates LP, 5.25%, 12/1/23 (2)	698,000	554,910
Citigroup, Inc.:
2.65%, 10/26/20	885,000	873,450
2.75%, 4/25/22	730,000	708,327
3.142% to 1/24/22, 1/24/23 (7)	776,000	762,744
3.437%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (5)	300,000	293,109
3.646%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (5)	800,000	781,984
3.837%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (5)	300,000	299,857

3.887% to 1/10/27, 1/10/28 (7)	3,320,000	3,196,799
4.075% to 4/23/28, 4/23/29 (7)	1,150,000	1,123,617
4.125%, 7/25/28	100,000	94,011
5.80% to 11/15/19 (2)(7)(8)	280,000	272,661
6.125% to 11/15/20 (7)(8)	140,000	136,850
Citizens Bank NA:
2.25%, 3/2/20	500,000	494,749
2.55%, 5/13/21	400,000	391,443
Citizens Financial Group, Inc., 2.375%, 7/28/21	355,000	346,046
Commonwealth Bank of Australia, 2.50%, 9/18/22 (6)	550,000	531,478
Credit Acceptance Corp.:
6.125%, 2/15/21	573,000	573,000
7.375%, 3/15/23	480,000	490,800
DDR Corp., 3.625%, 2/1/25	517,000	494,529
Digital Realty Trust LP:
3.95%, 7/1/22	750,000	755,004
4.75%, 10/1/25	525,000	537,378
Discover Bank, 4.682% to 8/9/23, 8/9/28 (7)	825,000	808,376
Discover Financial Services:
3.85%, 11/21/22	750,000	745,426
3.95%, 11/6/24	300,000	296,368
EPR Properties, 4.50%, 6/1/27	845,000	816,278
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (7)	112,000	108,814
2.905% to 7/24/22, 7/24/23 (7)	975,000	929,354
2.908% to 6/5/22, 6/5/23 (7)	2,020,000	1,940,644
3.487%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (5)	545,000	529,900
3.691% to 6/5/27, 6/5/28 (7)	70,000	65,161
3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (5)	999,000	959,724
International Finance Corp., 1.75%, 3/30/20	1,780,000	1,760,626
iStar, Inc., 5.00%, 7/1/19	178,000	177,555
JPMorgan Chase & Co.:
3.367%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (5)	94,000	91,909
3.797% to 7/23/23, 7/23/24 (7)	1,150,000	1,152,721
Series V, 5.00% to 7/1/19 (7)(8)	1,445,000	1,396,231
Lazard Group LLC, 4.50%, 9/19/28	683,000	684,880
Morgan Stanley:
2.80%, 6/16/20	2,200,000	2,186,145
3.168%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (5)	525,000	519,291
3.591% to 7/22/27, 7/22/28 (7)	2,400,000	2,270,807
3.772% to 1/24/28, 1/24/29 (7)	1,000,000	958,427
3.887%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (5)	550,000	547,682
4.00%, 7/23/25	725,000	716,181
4.875%, 11/1/22	690,000	711,621
5.45% to 7/15/19 (7)(8)	200,000	194,774
National Australia Bank Ltd., 3.625%, 6/20/23	575,000	574,186
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (6)	450,000	449,437
SBA Communications Corp., 4.00%, 10/1/22	142,000	135,965
SBA Tower Trust:
2.877%, 7/15/46 (6)	600,000	589,644

3.722%, 4/9/48 (6)	1,100,000	1,101,475
Springleaf Finance Corp.:
5.25%, 12/15/19	300,000	301,464
6.875%, 3/15/25	300,000	269,250
7.125%, 3/15/26	145,000	129,684
Synchrony Financial:
3.00%, 8/15/19	1,133,000	1,125,707
3.812%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (5)	190,000	189,887
3.95%, 12/1/27	1,745,000	1,473,268
4.25%, 8/15/24	265,000	243,666
Synovus Financial Corp., 3.125%, 11/1/22	311,000	293,892
Toronto-Dominion Bank (The), 1.85%, 9/11/20	1,000,000	981,772
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (6)	65,000	63,241
		60,426,204

Government - 1.4%
Asian Development Bank, 3.125%, 9/26/28	1,160,000	1,187,370
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,150,000	1,139,500
Inter-American Development Bank, 3.00%, 9/26/22	1,160,000	1,174,295
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600,000	2,680,426
International Finance Corp., 2.00%, 10/24/22 (2)	3,485,000	3,408,290
		9,589,881

Industrial - 0.8%
Jabil, Inc.:
4.70%, 9/15/22	1,050,000	1,042,125
5.625%, 12/15/20	150,000	153,000
Johnson Controls International plc, 4.625%, 7/2/44	450,000	427,677
JSL Europe SA, 7.75%, 7/26/24 (6)	200,000	184,752
Owens Corning:
3.40%, 8/15/26	800,000	732,131
4.30%, 7/15/47	168,000	127,132
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (6)	765,000	756,975
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC, 5.75%, 10/15/20	319,806	319,406
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (6)	540,000	525,754
3.00%, 7/15/22 (6)	467,000	453,241
Wabtec Corp.:
3.838%, (3 mo. USD LIBOR + 1.05%), 9/15/21 (5)	255,000	254,159
4.70%, 9/15/28	150,000	141,031
		5,117,383

Technology - 2.6%
Apple, Inc., 3.00%, 6/20/27	1,210,000	1,154,996
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	429,350
CA, Inc., 4.70%, 3/15/27	1,000,000	950,339
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (6)	2,640,000	2,632,474
4.42%, 6/15/21 (6)	1,815,000	1,814,176
DXC Technology Co.:

2.875%, 3/27/20	658,000	652,424
3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (5)	1,394,000	1,392,882
Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (5)	590,000	585,095
Marvell Technology Group Ltd., 4.20%, 6/22/23	79,000	78,846
Microchip Technology, Inc., 4.333%, 6/1/23 (6)	1,504,000	1,468,390
Microsoft Corp.:
2.40%, 8/8/26	575,000	538,641
4.45%, 11/3/45	505,000	537,643
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (6)	200,000	192,500
4.625%, 6/15/22 (6)	890,000	878,875
4.625%, 6/1/23 (6)	200,000	196,500
4.875%, 3/1/24 (6)	588,000	591,316
5.35%, 3/1/26 (6)	350,000	356,387
Seagate HDD Cayman:
4.875%, 3/1/24	480,000	437,053
4.875%, 6/1/27	640,000	544,341
5.75%, 12/1/34	160,000	124,601
Western Digital Corp., 4.75%, 2/15/26	2,197,000	1,914,136
		17,470,965

Utilities - 0.6%
American Water Capital Corp., 2.95%, 9/1/27	750,000	709,858
Avangrid, Inc., 3.15%, 12/1/24	1,956,000	1,890,239
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	305,522
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (6)	750,000	696,563
Public Service Co. of Colorado, 3.70%, 6/15/28	548,000	555,655
		4,157,837

Total Corporate Bonds (Cost $137,739,429)		134,233,706

ASSET-BACKED SECURITIES - 9.9%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (6)	204,883	205,699
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (6)	464,445	478,435
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (6)	1,208,470	1,221,075
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (6)	694,667	694,385
Series 2014-1A, Class A, 2.46%, 7/20/20 (6)	1,125,000	1,121,799
Series 2014-1A, Class C, 3.75%, 7/20/20 (6)	450,000	450,142
Series 2014-2A, Class A, 2.50%, 2/20/21 (6)	2,143,000	2,133,605
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (6)	127,786	127,814
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (6)	689,500	697,668
Conn Funding II LP:
Series 2017-B, Class B, 4.52%, 4/15/21 (6)	426,392	427,363
Series 2018-A, Class A, 3.25%, 1/15/23 (6)	291,999	292,105
Series 2018-A, Class B, 4.65%, 1/15/23 (6)	130,000	130,038
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (6)	329,876	331,804
Series 2017-P1, Class A, 2.42%, 9/15/23 (6)	160,979	160,535

Series 2017-P2, Class A, 2.61%, 1/15/24 (6)	46,596	46,327
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (6)	3,665,000	3,633,963
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (6)	1,166,550	1,184,149
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (6)	168,300	162,768
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (6)	398,824	397,472
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (6)	364,715	362,449
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (6)	717,800	747,113
Series 2016-1A, Class A2, 6.125%, 7/20/46 (6)	293,250	307,188
Series 2018-1A, Class A2, 4.739%, 4/20/48 (6)	59,700	60,887
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (6)	98,582	97,784
Series 2014-1A, Class B1, 4.406%, 4/19/44 (6)	700,000	697,978
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (6)	610,700	616,723
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (6)	354,600	359,850
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (6)	400,000	398,993
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (6)	762,299	760,978
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (6)	518,700	525,147
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (6)	50,000	50,601
Invitation Homes Trust:
Series 2017-SFR2, Class B, 3.605%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (5)(6)	187,000	186,295
Series 2017-SFR2, Class C, 3.905%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (5)(6)	237,000	236,378
Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (5)(6)	220,000	217,937
Series 2018-SFR2, Class A, 3.355%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (5)(6)	1,976,173	1,956,764
Series 2018-SFR2, Class D, 3.905%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (5)(6)	325,000	320,111
Series 2018-SFR3, Class A, 3.455%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (5)(6)	916,520	912,923
Series 2018-SFR3, Class D, 4.105%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (5)(6)	310,000	309,030
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (6)	200,000	200,574
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (6)	2,227,265	2,228,245
Series 2016-1A, Class B, 4.57%, 2/20/29 (6)	235,000	237,830
Series 2016-2A, Class A, 4.10%, 3/20/28 (6)	1,176,217	1,180,454
Series 2017-1A, Class A1, 2.37%, 9/14/32 (6)	965,000	950,417
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (6)	605,000	599,774
Series 2018-A, Class A, 3.61%, 3/8/24 (6)	1,528,000	1,514,973
Series 2018-B, Class A, 3.91%, 7/8/24 (6)	2,486,000	2,488,842
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (6)	1,037,400	1,044,203
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (6)	144,638	146,752
Progress Residential Trust, Series 2016-SFR2, Class E, 6.005%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (5)(6)	590,000	591,279
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (6)	212,711	212,578
Series 2017-1A, Class C, 5.80%, 6/15/23 (6)	445,000	448,119
Series 2017-2A, Class A, 2.41%, 9/15/23 (6)	29,843	29,826
Series 2017-2A, Class B, 3.48%, 9/15/23 (6)	300,000	299,889
Series 2017-3A, Class A, 2.36%, 11/15/23 (6)	1,064,325	1,061,531

Series 2017-3A, Class B, 3.36%, 11/15/23 (6)	1,773,000	1,763,744
Series 2018-1A, Class A, 3.11%, 6/17/24 (6)	535,964	535,074
Series 2018-2A, Class A, 3.35%, 10/15/24 (6)	2,034,430	2,030,958
Series 2018-2A, Class B, 3.96%, 10/15/24 (6)	920,000	923,439
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (6)	201,688	199,986
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (6)	1,000,000	993,866
Sierra Timeshare Receivables Funding LLC:
Series 2014-2A, Class B, 2.40%, 6/20/31 (6)	502,539	502,048
Series 2014-3A, Class B, 2.80%, 10/20/31 (6)	63,836	63,568
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.756%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (5)(6)	70,462	71,019
Series 2014-B, Class A2, 2.55%, 8/27/29 (6)	185,545	184,384
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (6)	627,362	643,006
Series 2014-1, Class A, 4.59%, 4/20/44 (6)	528,690	536,116
Series 2014-2, Class A, 4.02%, 7/20/44 (6)	868,459	864,387
Series 2014-2, Class B, 5.44%, 7/20/44 (6)	1,760,499	1,714,046
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (6)	2,219,214	2,200,570
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (6)	600,000	599,166
Series 2016-AA, Class A, 2.90%, 11/15/29 (6)	2,475,992	2,462,026
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (6)	221,878	223,894
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (6)	526,033	520,502
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (6)	774,152	780,846
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (6)	2,393,975	2,387,582
Series 2018-B, Class A, 3.71%, 8/20/21 (6)	1,961,000	1,966,440
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32 (6)	199,838	193,045
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	1,895,000	1,873,754
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,610,990	1,582,938
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (6)	696,150	697,937
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (6)	600,000	589,835
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (6)	174,975	174,337
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (6)	2,351,025	2,355,115

Total Asset-Backed Securities (Cost $66,020,180)		65,891,189

U.S. TREASURY OBLIGATIONS - 3.9%
U.S. Treasury Bonds:
2.75%, 8/15/47	5,500,000	5,219,974
3.125%, 5/15/48	2,725,000	2,782,320
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22 (9)	14,262,454	13,802,653
U.S. Treasury Notes:
2.75%, 9/15/21	311,000	313,178
2.75%, 7/31/23	2,000	2,022
2.875%, 9/30/23	1,095,000	1,112,923
2.875%, 8/15/28	2,695,000	2,739,120

Total U.S. Treasury Obligations (Cost $26,070,522)		25,972,190

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.3%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.806%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (5)(6)	273,840	275,465
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	1,135,000	1,175,299
Series W5FX, Class AFX, 3.214%, 4/25/28	412,500	413,509
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.756%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (5)	720,000	790,204
Series 2015-HQA2, Class M2, 5.306%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (5)	315,372	322,282
Series 2016-DNA2, Class M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (5)	257,350	259,464
Series 2017-DNA3, Class M2, 5.006%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (5)	735,000	736,835
Series 2017-HQA2, Class M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (5)	435,000	441,880
Series 2018-DNA1, Class M1, 2.956%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (5)	566,875	565,262
Series 2018-DNA2, Class B1, 6.206%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (5)(6)	80,000	76,488
Series 2018-HQA1, Class M2, 4.806%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (5)	320,000	313,471
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.785%, 2/25/27 (10)	633,191	633,010
Series 2017-M13, Class A2, 2.939%, 9/25/27 (10)	1,350,000	1,314,689
Series 2018-M4, Class A2, 3.043%, 3/25/28 (10)	690,000	673,217
Series 2018-M8, Class A2, 3.325%, 6/25/28 (10)	989,231	986,970
Series 2018-M13, Class A2, 3.697%, 9/25/30 (10)	3,600,000	3,659,755
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.756%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (5)	1,088,553	1,223,203
Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	1,320,000	1,387,527
Series 2014-C02, Class 2M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	453,779	471,181
Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (5)	892,805	941,268
Series 2014-C03, Class 2M2, 5.406%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (5)	764,681	800,952
Series 2014-C04, Class 1M2, 7.406%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (5)	1,408,114	1,577,214
Series 2016-C06, Class 1M2, 6.756%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (5)	400,000	440,404
Series 2017-C05, Class 1M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (5)	571,000	571,317
Series 2017-C06, Class 1M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (5)	645,000	659,781
Series 2018-C03, Class 1B1, 6.256%, (1 mo. USD LIBOR + 3.75%), 10/25/30 (5)	166,000	158,727
Series 2018-C03, Class 1M1, 3.186%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (5)	234,187	234,358
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549,312	525,833
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (6)(11)	140,000	140,341

Total Collateralized Mortgage-Backed Obligations (Cost $21,544,817)		21,769,906

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
CLNS Trust, Series 2017-IKPR, Class B, 3.40%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (5)(6)	1,230,000	1,214,341
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (6)	200,000	198,693
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (6)	550,000	546,564
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (6)	225,000	220,832
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (5)(6)	1,000,000	985,564
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.855%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (5)(6)	732,027	718,392

Series 2017-MTL6, Class D, 4.605%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (5)(6)	397,113	392,136
Series 2017-MTL6, Class E, 5.705%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (5)(6)	117,698	116,874
RETL Trust:
Series 2018-RVP, Class A, 3.555%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (5)(6)	1,148,184	1,147,033
Series 2018-RVP, Class C, 4.505%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (5)(6)	127,500	127,503
TRU Trust, Series 2016-TOYS, Class A, 4.705%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (5)(6)	208,205	208,286
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.754%, 8/10/31 (6)	850,000	805,088

Total Commercial Mortgage-Backed Securities (Cost $6,792,978)		6,681,306

TAXABLE MUNICIPAL OBLIGATIONS - 0.8%
General Obligations - 0.5%
Los Angeles Unified School District, California, 5.75%, 7/1/34 (12)	800,000	948,536
Massachusetts, Green Bonds, 3.277%, 6/1/46	880,000	809,987
New York City, 5.206%, 10/1/31 (12)	1,275,000	1,447,890
		3,206,413

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (12)	400,000	448,780
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (12)	1,000,000	1,196,350
		1,645,130

Water and Sewer - 0.0% (13)
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	270,000	299,938

Total Taxable Municipal Obligations (Cost $5,205,927)		5,151,481

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(14)	4,266,666	4,088,191
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (3)(4)(15)	393,000	369,027
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (3)(4)(15)	506,000	462,990

Total High Social Impact Investments (Cost $5,165,666)		4,920,208

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association:
2.65%, 6/1/26	622,888	605,477
2.68%, 7/1/26	650,000	629,440

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,294,128)		1,234,917

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (6)	560,000	555,100

Total Sovereign Government Bonds (Cost $559,613)		555,100

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
Overseas Private Investment Corp.:
3.22%, 9/15/29	866,921	875,401
3.52%, 9/20/32	931,071	955,292

Total U.S. Government Agencies and Instrumentalities (Cost $1,797,992)		1,830,693

	SHARES	VALUE ($)
PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 (1)(3)(4)	420,683	5,637
Series B (1)(3)(4)	348,940	4,431
Series C (1)(3)(4)	601,710	8,364
Kickboard:
Series A (1)(3)(4)	1,155,503	228,905
Series A2 (1)(3)(4)	404,973	88,001
LearnZillion, Inc.:
Series A (1)(3)(4)	169,492	91,187
Series A-1 (1)(3)(4)	108,678	66,033
Lumni, Inc. Series B (1)(3)(4)	17,265	124,280
MACH Energy:
Series A (1)(3)(4)	27,977	9,669
Series B (1)(3)(4)	26,575	11,661
Wind Harvest Co., Inc. (1)(3)(4)	8,696	—
		638,168

Total Preferred Stocks (Cost $1,132,578)		638,168

VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.1%
Commons Capital LP (1)(3)(4)		46,560
First Analysis Private Equity Fund IV LP (1)(3)(4)		459,832
GEEMF Partners LP (1)(3)(4)(14)		17,982
Global Environment Emerging Markets Fund LP (1)(3)(4)		42,482
Solstice Capital LP (1)(3)(4)		30,575

Total Venture Capital Limited Partnership Interests (Cost $132,194)		597,431

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (13)
Kickboard Bridge Note, 8.00%, 4/6/19 (3)(4)	41,000	32,887

Total Venture Capital Debt Obligations (Cost $41,000)		32,887

FLOATING RATE LOANS (16) - 0.7%
Building and Development - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	598,500	572,315

Business Equipment and Services - 0.1%
Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	515,278	490,909

Cable and Satellite Television - 0.1%
UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	399,797	381,557
Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	480,000	453,900
		835,457

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	912,905	869,415

Electronics/Electrical - 0.2%
Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	903,157	867,582
MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	38,500	35,997
Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	259,997	243,097
		1,146,676

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	800,953	773,102

Financial - 0.0% (13)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (3)(4)(17)	385,345	6,078

Total Floating Rate Loans (Cost $5,292,360)		4,693,952

COMMERCIAL PAPER - 0.1%
AT&T, Inc., 3.135%, 5/28/19 (6)	1,050,000	1,036,390

Total Commercial Paper (Cost $1,037,138)		1,036,390

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	3,718,328	3,718,328

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,718,328)		3,718,328

TOTAL INVESTMENTS (Cost $659,894,960) - 99.1%		659,761,392
Other assets and liabilities, net - 0.9%		6,040,047
NET ASSETS - 100.0%		665,801,439

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $8,616,525 and the total market value of the collateral received by the Fund was $8,776,210, comprised of cash of $3,718,328 and U.S. Government and/or agencies securities of $5,057,882.

(3) Restricted security. Total market value of restricted securities amounts to $7,827,373, which represents 1.2% of the net assets of the Fund as of December 31, 2018.
(4) For fair value measurement disclose purposes, security is categorized as Level 3.
(5) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(6) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $90,644,516, which represents 13.6% of the net assets of the Fund as of December 31, 2018.

(7) Security converts to floating rate after the indicated fixed-rate coupon period.
(8) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(10) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.
(11) Step coupon security. The interest rate disclosed is that which is in effect on December 31, 2018.
(12) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(13) Amount is less than 0.05%.
(14) Affiliated company.
(15) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

(16) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(17) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	55	3/29/19	$11,677,188	$76,393
U.S. 5-Year Treasury Note	23	3/29/19	2,637,813	42,367
U.S. 10-Year Treasury Note	3	3/20/19	366,047	8,948
U.S. Ultra 10-Year Treasury Note	39	3/20/19	5,073,047	130,475
U.S. Ultra-Long Treasury Bond	105	3/20/19	16,868,906	862,530
Total Long				$1,120,713
Short:
U.S. 5-Year Treasury Note	(11)	3/29/19	($1,261,563)	($19,129)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,266,666
CFBanc Corp., Common Stock	3/14/03	270,000
Commons Capital LP	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	—
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/19	9/16/15	41,000
Learn Capital Venture Partners III LP, Common Stock	8/30/16-12/18/18	974,618
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital LP	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2018, the Fund used U.S. Treasury futures contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.
At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,120,713 and $19,129, respectively.
At December 31, 2018, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) and other affiliated companies was $4,106,173, which represents 0.62% of the Fund’s net assets. Transactions in the Notes and other affiliated companies by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,266,666	$—	$—	$4,266,666	$4,088,191	$31,467	$—	$—	($17,835)
GEEMF Partners LP(1)(2)(3)	—	—	—	—	17,982	—	—	—	(500)
Totals					$4,106,173	$31,467	$—	$—	($18,335)

(1) Restricted security.
(2) Non-income producing security
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$379,170,939	(2)	$—	$—	$379,170,939
Common Stocks - Venture Capital	—		—	1,632,601	1,632,601
Corporate Bonds	—		134,233,706	—	134,233,706
Asset-Backed Securities	—		65,891,189	—	65,891,189
U.S. Treasury Obligations	—		25,972,190	—	25,972,190
Collateralized Mortgage-Backed Obligations	—		21,769,906	—	21,769,906
Commercial Mortgage-Backed Securities	—		6,681,306	—	6,681,306
Taxable Municipal Obligations	—		5,151,481	—	5,151,481
High Social Impact Investments	—		4,088,191	832,017	4,920,208
U.S. Government Agency Mortgage-Backed Securities	—		1,234,917	—	1,234,917
Sovereign Government Bonds	—		555,100	—	555,100
U.S. Government Agencies and Instrumentalities	—		1,830,693	—	1,830,693
Preferred Stocks - Venture Capital	—		—	638,168	638,168
Venture Capital Limited Partnership Interests	—		—	597,431	597,431
Venture Capital Debt Obligations	—		—	32,887	32,887
Floating Rate Loans	—		4,687,874	6,078	4,693,952
Commercial Paper	—		1,036,390	—	1,036,390
Short Term Investment of Cash Collateral for Securities Loaned	3,718,328		—	—	3,718,328
Total Investments	$382,889,267		$273,132,943	$3,739,182	$659,761,392
Futures Contracts(3)	$1,120,713		$—	$—	$1,120,713
Total	$384,009,980		$273,132,943	$3,739,182	$660,882,105
Liabilities
Futures Contracts(3)	$(19,129)		$—	$—	$(19,129)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 45.4%
Basic Materials - 0.2%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,033,571

Communications - 3.5%
AT&T, Inc.:
3.40%, 5/15/25	2,140,000	2,014,465
3.80%, 3/15/22	2,800,000	2,814,185
Comcast Corp.:
2.848%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	4,400,000	4,359,962
3.20%, 7/15/36	4,424,000	3,817,283
3.70%, 4/15/24	2,822,000	2,841,029
4.70%, 10/15/48	1,680,000	1,713,466
Crown Castle Towers LLC, 3.663%, 5/15/45 (2)	2,100,000	2,046,135
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,450,899
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	968,293
Verizon Communications, Inc.:
3.50%, 11/1/24	3,705,000	3,667,955
3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	5,521,000	5,357,815
4.329%, 9/21/28	3,932,000	3,958,381
4.862%, 8/21/46	2,750,000	2,716,393
5.50%, 3/16/47	3,300,000	3,526,765
		41,253,026

Consumer, Cyclical - 4.2%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	6,483,036	6,369,615
5.25%, 7/15/25	1,906,131	1,966,151
5.60%, 1/15/22 (2)	378,932	382,721
Azul Investments LLP, 5.875%, 10/26/24 (2)(3)	1,490,000	1,396,890
Best Buy Co., Inc., 4.45%, 10/1/28	3,625,000	3,466,430
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	1,308,000	1,304,325
2.979%, 8/3/22	10,900,000	10,063,090
3.218%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	1,460,000	1,423,008
3.305%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	5,522,000	5,301,330
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,661,792	1,607,784
Lennar Corp., 4.50%, 11/15/19	2,425,000	2,412,875
Nordstrom, Inc., 5.00%, 1/15/44	1,485,000	1,285,811
Starbucks Corp., 2.45%, 6/15/26	2,550,000	2,299,191
Tapestry, Inc., 4.125%, 7/15/27	7,075,000	6,635,353
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (2)	1,046,597	1,062,191
6.00%, 4/23/22 (2)	765,574	777,402

Whirlpool Corp., 3.70%, 5/1/25	1,700,000	1,649,269
		49,403,436

Consumer, Non-cyclical - 4.4%
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,352,999
4.663%, 6/15/51	1,006,000	953,049
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667,000	1,642,157
2.894%, 6/6/22	1,667,000	1,615,745
3.363%, 6/6/24	3,600,000	3,461,694
3.678%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	6,400,000	6,337,486
Conagra Brands, Inc., 3.219%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	935,000	932,616
CVS Health Corp.:
3.70%, 3/9/23	5,846,000	5,788,636
4.30%, 3/25/28	7,719,000	7,572,581
CVS Pass-Through Trust, 6.036%, 12/10/28	1,837,797	1,957,554
Ecolab, Inc.:
3.25%, 12/1/27	857,000	829,296
3.95%, 12/1/47	631,000	594,609
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (2)	3,000,000	3,059,719
4.875%, 6/27/44 (2)	1,200,000	1,113,090
Kaiser Foundation Hospitals, 3.15%, 5/1/27	3,091,000	2,976,382
Kraft Heinz Foods Co.:
3.375%, 6/15/21	633,000	631,819
5.20%, 7/15/45	2,125,000	1,950,843
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	1,953,498
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	901,112
MEDNAX, Inc., 5.25%, 12/1/23 (2)	600,000	589,500
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	989,503
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	4,006,000	3,953,878
		52,157,766

Energy - 0.4%
TerraForm Power Operating LLC, 5.00%, 1/31/28 (2)	5,920,000	5,231,800

Financial - 19.9%
Ally Financial, Inc.:
3.50%, 1/27/19	8,172,000	8,170,979
4.125%, 3/30/20	800,000	793,568
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (2)	2,032,000	1,997,967
Banco Santander S.A., 3.125%, 2/23/23	3,488,000	3,300,677
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (2)	2,930,000	2,900,177
Bank of America Corp.:
2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	7,400,000	7,255,302
3.419% to 12/20/27, 12/20/28 (4)	5,369,000	5,024,138
3.499% to 5/17/21, 5/17/22 (4)	6,741,000	6,744,042
3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	5,900,000	5,736,491
3.55% to 3/5/23, 3/5/24 (4)	3,550,000	3,508,885

3.593% to 7/21/27, 7/21/28 (4)	4,950,000	4,701,950
3.649%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	2,155,000	2,156,665
3.824% to 1/20/27, 1/20/28 (4)	10,000,000	9,716,163
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (4)	3,472,000	3,219,412
Capital One Financial Corp.:
2.50%, 5/12/20	3,097,000	3,057,493
2.97%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (1)	1,005,000	998,102
3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	6,600,000	6,423,966
3.30%, 10/30/24	3,279,000	3,104,908
4.20%, 10/29/25	2,100,000	2,032,131
Capital One NA, 2.65%, 8/8/22	2,305,000	2,215,264
CBL & Associates LP, 5.25%, 12/1/23 (3)	1,940,000	1,542,300
Citigroup, Inc.:
2.65%, 10/26/20	3,435,000	3,390,171
2.75%, 4/25/22	2,600,000	2,522,809
3.142% to 1/24/22, 1/24/23 (4)	3,330,000	3,273,114
3.646%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (1)	3,625,000	3,543,364
3.887% to 1/10/27, 1/10/28 (4)	12,815,000	12,339,452
4.075% to 4/23/28, 4/23/29 (4)	5,000,000	4,885,291
Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,929,521
2.55%, 5/13/21	1,400,000	1,370,051
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475,000	1,437,795
4.15%, 9/28/22 (2)	702,000	706,157
Commonwealth Bank of Australia, 2.50%, 9/18/22 (2)	2,120,000	2,048,607
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,580,000
7.375%, 3/15/23	2,000,000	2,045,000
DDR Corp., 3.625%, 2/1/25	2,667,000	2,551,081
Digital Realty Trust LP:
3.95%, 7/1/22	3,100,000	3,120,683
4.75%, 10/1/25	2,035,000	2,082,980
Discover Bank:
4.682% to 8/9/23, 8/9/28 (4)	3,000,000	2,939,550
8.70%, 11/18/19	948,000	988,954
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,420,151
3.95%, 11/6/24	1,500,000	1,481,842
EPR Properties, 4.50%, 6/1/27	3,000,000	2,898,030
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (4)	3,656,000	3,484,838
2.908% to 6/5/22, 6/5/23 (4)	7,700,000	7,397,505
3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	3,862,000	3,710,165
International Finance Corp., 1.75%, 3/30/20	8,300,000	8,209,659
JPMorgan Chase & Co.:
3.797% to 7/23/23, 7/23/24 (4)	5,400,000	5,412,779
Series V, 5.00% to 7/1/19 (4)(5)	5,350,000	5,169,438
Lazard Group LLC, 4.50%, 9/19/28	3,199,000	3,207,807
Morgan Stanley:

2.80%, 6/16/20	3,500,000	3,477,958
3.591% to 7/22/27, 7/22/28 (4)	9,000,000	8,515,527
3.772% to 1/24/28, 1/24/29 (4)	4,313,000	4,133,695
3.887%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (1)	2,190,000	2,180,768
4.00%, 7/23/25	1,855,000	1,832,435
4.875%, 11/1/22	2,075,000	2,140,019
5.45% to 7/15/19 (4)(5)	1,000,000	973,870
National Australia Bank Ltd., 3.625%, 6/20/23	2,650,000	2,646,248
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,888,888
Regions Financial Corp., 2.75%, 8/14/22	1,198,000	1,156,730
SBA Tower Trust:
2.877%, 7/15/46 (2)	2,500,000	2,456,851
3.722%, 4/9/48 (2)	4,150,000	4,155,564
Synchrony Financial:
3.00%, 8/15/19	3,742,000	3,717,913
3.95%, 12/1/27	6,615,000	5,584,908
Synovus Financial Corp., 3.125%, 11/1/22	1,267,000	1,197,302
Toronto-Dominion Bank (The), 1.85%, 9/11/20	7,800,000	7,657,824
		236,463,874

Government - 4.4%
Asian Development Bank:
1.00%, 8/16/19	7,000,000	6,933,076
3.125%, 9/26/28	5,500,000	5,629,773
European Bank for Reconstruction & Development, 0.875%, 7/22/19	5,400,000	5,350,698
Inter-American Development Bank, 3.00%, 9/26/22	5,500,000	5,567,776
International Bank for Reconstruction & Development, 3.125%, 11/20/25	12,050,000	12,422,743
International Finance Corp., 2.00%, 10/24/22	16,490,000	16,127,031
		52,031,097

Industrial - 1.4%
Jabil, Inc., 4.70%, 9/15/22	3,793,000	3,764,552
Johnson Controls International plc, 4.625%, 7/2/44	1,800,000	1,710,706
Owens Corning, 3.40%, 8/15/26	3,900,000	3,569,138
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.70%, 3/14/23 (2)	3,000,000	2,864,841
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (2)	2,040,000	1,986,184
3.00%, 7/15/22 (2)(3)	1,750,000	1,698,442
Wabtec Corp., 3.838%, (3 mo. USD LIBOR + 1.05%), 9/15/21 (1)	966,000	962,814
		16,556,677

Technology - 5.4%
Apple, Inc., 3.00%, 6/20/27	4,386,000	4,186,621
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,661,839
CA, Inc., 4.70%, 3/15/27	4,235,000	4,024,684
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (2)	8,950,000	8,924,485
4.42%, 6/15/21 (2)	8,820,000	8,815,994
DXC Technology Co.:
2.875%, 3/27/20	2,566,000	2,544,255

3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	3,923,000	3,919,852
Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	2,449,000	2,428,641
Microchip Technology, Inc., 4.333%, 6/1/23 (2)	5,894,000	5,754,448
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,084,306
4.45%, 11/3/45	1,800,000	1,916,352
NXP BV / NXP Funding LLC:
4.625%, 6/15/22 (2)	2,565,000	2,532,938
4.625%, 6/1/23 (2)	1,945,000	1,910,963
4.875%, 3/1/24 (2)	2,785,000	2,800,707
5.35%, 3/1/26 (2)	1,374,000	1,399,076
Seagate HDD Cayman:
4.875%, 3/1/24	2,145,000	1,953,079
4.875%, 6/1/27	850,000	722,953
Western Digital Corp., 4.75%, 2/15/26	6,827,000	5,948,024
		63,529,217

Utilities - 1.6%
American Water Capital Corp., 2.95%, 9/1/27	2,840,000	2,687,994
Avangrid, Inc., 3.15%, 12/1/24	9,120,000	8,813,384
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,705,834
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (2)	2,950,000	2,739,813
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581,000	2,617,056
		18,564,081

Total Corporate Bonds (Cost $550,585,365)		538,224,545

U.S. TREASURY OBLIGATIONS - 10.8%
U.S. Treasury Bonds:
2.75%, 8/15/47	55,000,000	52,199,741
3.125%, 5/15/48	3,350,000	3,420,467
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/22 (6)	59,322,672	57,410,195
U.S. Treasury Notes:
2.875%, 10/31/23	10,700,000	10,878,986
2.875%, 8/15/28	595,000	604,741
3.125%, 11/15/28	3,950,000	4,100,615

Total U.S. Treasury Obligations (Cost $130,835,058)		128,614,745

ASSET-BACKED SECURITIES - 24.3%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (2)	901,483	905,076
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	1,668,008	1,718,250
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (2)	4,090,207	4,132,869
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (2)	3,484,333	3,482,923
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	14,600,000	14,558,457
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	6,677,000	6,647,729
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	2,117,750	2,142,836

Conn Funding II LP, Series 2018-A, Class A, 3.25%, 1/15/23 (2)	1,133,800	1,134,210
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	17,912,000	17,760,312
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (2)	3,361,050	3,411,755
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (2)	683,100	660,646
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (2)	1,399,874	1,395,125
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (2)	1,146,248	1,139,125
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	2,507,450	2,609,847
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	998,980	1,018,836
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (2)	361,469	358,540
Series 2014-1A, Class B1, 4.406%, 4/19/44 (2)	2,200,000	2,193,644
Enterprise Fleet Financing LLC:
Series 2017-1, Class A2, 2.13%, 7/20/22 (2)	3,047,796	3,030,167
Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	1,991,080	1,973,891
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	940,675	949,952
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (2)	1,226,325	1,244,480
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (2)	1,180,000	1,177,030
FRS I LLC:
Series 2013-1A, Class A2, 3.08%, 4/15/43 (2)	3,501,813	3,495,742
Series 2013-1A, Class B, 3.96%, 4/15/43 (2)	3,987,186	3,974,302
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	2,114,700	2,140,986
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	4,679,305	4,645,033
Invitation Homes Trust:
Series 2017-SFR2, Class B, 3.605%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (1)(2)	747,000	744,183
Series 2017-SFR2, Class C, 3.905%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	951,000	948,505
Series 2018-SFR1, Class B, 3.405%, (1 mo. USD LIBOR + 0.95%), 3/17/37 (1)(2)	755,000	746,567
Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	950,000	941,093
Series 2018-SFR2, Class A, 3.355%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (1)(2)	8,234,053	8,153,182
Series 2018-SFR3, Class A, 3.455%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (1)(2)	4,233,925	4,217,307
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42 (2)	285,638	287,925
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	10,358,396	10,362,955
Series 2016-2A, Class A, 4.10%, 3/20/28 (2)	5,082,338	5,100,648
Series 2017-1A, Class A1, 2.37%, 9/14/32 (2)	4,941,000	4,866,332

Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (2)	3,155,000	3,127,748
Series 2018-A, Class A, 3.61%, 3/8/24 (2)	7,266,000	7,204,053
Series 2018-B, Class A, 3.91%, 7/8/24 (2)	11,527,000	11,540,179
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	4,433,888	4,462,964
Progress Residential Trust, Series 2016-SFR2, Class E, 6.005%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	7,313,000	7,328,848
Prosper Marketplace Issuance Trust:
Series 2017-2A, Class A, 2.41%, 9/15/23 (2)	298,431	298,258
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	5,646,353	5,631,531
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	7,018,000	6,981,363
Series 2018-1A, Class A, 3.11%, 6/17/24 (2)	2,400,764	2,396,776
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	11,328,649	11,309,319

RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	756,332	749,948
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (2)	3,300,000	3,279,758
Sierra Timeshare Receivables Funding LLC:
Series 2014-2A, Class B, 2.40%, 6/20/31 (2)	506,405	505,910
Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	865,610	861,978
Social Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (2)	522,276	519,006
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (2)	2,509,450	2,572,026
Series 2014-2, Class A, 4.02%, 7/20/44 (2)	3,887,388	3,869,161
Series 2014-2, Class B, 5.44%, 7/20/44 (2)	5,721,621	5,570,651
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	9,206,418	9,129,074
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (2)	2,411,000	2,407,647
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	16,325,922	16,233,832
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (2)	836,910	844,514
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (2)	3,106,407	3,133,269
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	11,443,302	11,412,746
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	9,328,000	9,353,877
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	621,971	618,651
Series 2016-B, Class A4, 1.52%, 8/16/21	8,950,000	8,849,656
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	5,745,682	5,645,631
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	5,189,392	5,202,712
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (2)	2,250,000	2,211,880
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (2)	697,434	694,892
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	9,336,375	9,352,618

Total Asset-Backed Securities (Cost $288,094,438)		287,570,936

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.2%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.806%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	342,300	344,332
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	5,335,000	5,524,422
Series W5FX, Class AFX, 3.214%, 4/25/28	1,895,833	1,900,469
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 5.306%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	1,681,986	1,718,838
Series 2016-DNA2, Class M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (1)	686,267	691,904
Series 2016-HQA1, Class M2, 5.256%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (1)	2,602,208	2,646,188
Series 2017-DNA3, Class M2, 5.006%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	5,300,000	5,313,234
Series 2017-HQA2, Class M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (1)	1,565,000	1,589,754
Series 2018-DNA1, Class M1, 2.956%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (1)	2,416,187	2,409,313
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.785%, 2/25/27 (7)	2,814,181	2,813,378
Series 2017-M13, Class A2, 2.939%, 9/25/27 (7)	5,500,000	5,356,142
Series 2018-M4, Class A2, 3.043%, 3/25/28 (7)	3,040,000	2,966,056
Series 2018-M8, Class A2, 3.325%, 6/25/28 (7)	4,628,461	4,617,885
Series 2018-M13, Class A2, 3.697%, 9/25/30 (7)	17,300,000	17,587,156
Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 7.756%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (1)	4,626,351	5,198,613
Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	5,000,000	5,255,784
Series 2014-C02, Class 2M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	2,079,135	2,158,866
Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	2,389,567	2,519,276
Series 2014-C03, Class 2M2, 5.406%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	3,294,009	3,450,255
Series 2014-C04, Class 1M2, 7.406%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	13,087,347	14,659,000
Series 2016-C06, Class 1M2, 6.756%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (1)	1,600,000	1,761,616
Series 2017-C05, Class 1M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (1)	735,000	735,408
Series 2017-C06, Class 1M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (1)	2,520,000	2,577,748
Series 2018-C03, Class 1M1, 3.186%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (1)	1,047,230	1,047,994
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,957,548	1,873,876

Total Collateralized Mortgage-Backed Obligations (Cost $96,124,998)		96,717,507

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
CLNS Trust, Series 2017-IKPR, Class B, 3.40%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (1)(2)	4,400,000	4,343,984
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	1,750,000	1,739,067
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (2)	385,000	377,868
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	4,100,000	4,040,811
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.855%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	2,837,202	2,784,357
Series 2017-MTL6, Class D, 4.605%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	1,081,295	1,067,743
RETL Trust, Series 2018-RVP, Class A, 3.555%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(2)	5,973,372	5,967,386
TRU Trust, Series 2016-TOYS, Class A, 4.705%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (1)(2)	797,432	797,745
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.754%, 8/10/31 (2)	2,700,000	2,557,340

Total Commercial Mortgage-Backed Securities (Cost $24,055,480)		23,676,301

TAXABLE MUNICIPAL OBLIGATIONS - 1.7%
Education - 0.1%
Georgetown University, Washington DC, Series 2008B, 7.22%, 4/1/19	690,000	697,431

General Obligations - 0.8%
Commonwealth of Massachusetts, 5.456%, 12/1/39 (8)	750,000	910,838
Los Angeles Unified School District, California, 5.75%, 7/1/34 (8)	3,750,000	4,446,262
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,975,000	3,658,749
New York City, 5.206%, 10/1/31 (8)	1,030,000	1,169,668
		10,185,517

Special Tax Revenue - 0.7%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (8)	3,800,000	4,263,410
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (8)	3,540,000	4,235,079
		8,498,489

Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,170,000	1,299,730

Total Taxable Municipal Obligations (Cost $20,646,060)		20,681,167

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association:
2.65%, 6/1/26	2,874,869	2,794,510
2.68%, 7/1/26	3,000,000	2,905,106

Total U.S. Government Agency Mortgage-Backed Securities (Cost $5,972,900)		5,699,616

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (9)(10)	5,087,392	4,874,586
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (10)(11)(12)	490,000	460,110
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (10)(11)(12)	631,000	577,365

Total High Social Impact Investments (Cost $6,208,392)		5,912,061

SOVEREIGN GOVERNMENT BONDS - 0.7%
Export Development Canada, 1.625%, 6/1/20	4,500,000	4,437,221
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	3,450,000	3,419,812

Total Sovereign Government Bonds (Cost $7,920,337)		7,857,033

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.8%
Overseas Private Investment Corp.:
3.22%, 9/15/29	2,745,250	2,772,105
3.52%, 9/20/32	6,395,714	6,562,087

Total U.S. Government Agencies and Instrumentalities (Cost $9,140,964)		9,334,192

FLOATING RATE LOANS (13) - 1.9%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	2,643,375	2,527,727

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	2,255,556	2,148,886

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,757,443	1,677,259
Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,110,000	1,995,269
		3,672,528

Drugs - 0.3%
Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	3,949,306	3,761,165

Electronics/Electrical - 0.4%
Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	3,923,551	3,769,003
MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	170,040	158,987
Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,148,319	1,073,678
		5,001,668

Equipment Leasing - 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	3,489,210	3,367,880

Financial - 0.0% (14)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (10)(11)(15)	481,681	7,598

Telecommunications - 0.2%
Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,880,430	1,800,512

Total Floating Rate Loans (Cost $23,801,507)		22,287,964

COMMERCIAL PAPER - 0.3%
AT&T, Inc., 3.135%, 5/28/19 (2)	3,250,000	3,207,872

Total Commercial Paper (Cost $3,210,188)		3,207,872

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	3,059,625	3,059,625

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,059,625)		3,059,625

TOTAL INVESTMENTS (Cost $1,169,655,312) - 97.3%		1,152,843,564
Other assets and liabilities, net - 2.7%		32,011,538
NET ASSETS - 100.0%		1,184,855,102

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $374,457,977, which represents 31.6% of the net assets of the Fund as of December 31, 2018.

(3) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $3,006,281 and the total market value of the collateral received by the Fund was $3,059,625, comprised of cash.

(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(7) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.
(8) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(9) Affiliated company.
(10) Restricted security. Total market value of restricted securities amounts to $5,919,659, which represents 0.5% of the net assets of the Fund as of December 31, 2018.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3.
(12) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

(13) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(14) Amount is less than 0.05%.
(15) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	374	3/29/19	$79,404,875	$519,469
U.S. 5-Year Treasury Note	407	3/29/19	46,677,813	661,191
U.S. 10-Year Treasury Note	36	3/20/19	4,392,563	107,372
U.S. Long Treasury Bond	97	3/20/19	14,162,000	640,933
U.S. Ultra 10-Year Treasury Note	106	3/20/19	13,788,281	399,932
U.S. Ultra-Long Treasury Bond	297	3/20/19	47,714,906	2,435,055
Total Long				$4,763,952

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	631,000

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund uses futures contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.
At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $4,763,952.
At December 31, 2018, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Note) was $4,874,586, which represents 0.41% of the Fund’s net assets. Transactions in the Note by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$5,087,392	$—	$—	$5,087,392	$4,874,586	$18,442	$—	$—	($21,266)

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$538,224,545	$—	$538,224,545
U.S. Treasury Obligations	—	128,614,745	—	128,614,745
Asset-Backed Securities	—	287,570,936	—	287,570,936
Collateralized Mortgage-Backed Obligations	—	96,717,507	—	96,717,507
Commercial Mortgage-Backed Securities	—	23,676,301	—	23,676,301
Taxable Municipal Obligations	—	20,681,167	—	20,681,167
U.S. Government Agency Mortgage-Backed Securities	—	5,699,616	—	5,699,616
High Social Impact Investments	—	4,874,586	1,037,475	5,912,061
Sovereign Government Bonds	—	7,857,033	—	7,857,033
U.S. Government Agencies and Instrumentalities	—	9,334,192	—	9,334,192
Floating Rate Loans	—	22,280,366	7,598	22,287,964
Commercial Paper	—	3,207,872	—	3,207,872
Short Term Investment of Cash Collateral for Securities Loaned	3,059,625	—	—	3,059,625
Total Investments	$3,059,625	$1,148,738,866	$1,045,073	$1,152,843,564

Futures Contracts(2)	$4,763,952	$—	$—	$4,763,952
Total	$7,823,577	$1,148,738,866	$1,045,073	$1,157,607,516

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.2%
Beverages - 2.8%
Coca-Cola Co. (The)	632,732	29,959,860
PepsiCo, Inc.	284,565	31,438,741
		61,398,601

Capital Markets - 4.3%
Charles Schwab Corp. (The)	688,557	28,595,772
Intercontinental Exchange, Inc.	900,716	67,850,936
		96,446,708

Chemicals - 8.0%
Ecolab, Inc.	573,840	84,555,324
Linde plc	602,466	94,008,795
		178,564,119

Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp., Class A	270,739	21,935,274
TE Connectivity Ltd.	453,860	34,325,432
		56,260,706

Entertainment - 2.7%
Electronic Arts, Inc. (1)	275,812	21,764,325
Walt Disney Co. (The)	344,169	37,738,131
		59,502,456

Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	441,938	69,910,172
Crown Castle International Corp.	208,546	22,654,352
		92,564,524

Food Products - 2.1%
Mondelez International, Inc., Class A	1,178,554	47,177,517

Health Care Equipment & Supplies - 4.9%
Danaher Corp.	1,045,789	107,841,762

Health Care Providers & Services - 1.5%
Laboratory Corp. of America Holdings (1)	269,862	34,099,762

Health Care Technology - 1.0%
Cerner Corp. (1)	419,678	22,007,914

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	482,329	31,061,988

Industrial Conglomerates - 2.2%
3M Co.	251,698	47,958,537

Insurance - 3.1%
Aon plc	151,655	22,044,571
Marsh & McLennan Cos., Inc.	599,826	47,836,123
		69,880,694

Interactive Media & Services - 4.7%
Alphabet, Inc., Class C (1)	101,751	105,374,353

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc. (1)	10,236	17,630,691

IT Services - 11.1%
Accenture plc, Class A	278,895	39,326,984
Fiserv, Inc. (1)	387,957	28,510,960
MasterCard, Inc., Class A	401,613	75,764,293
Visa, Inc., Class A	783,263	103,343,720
		246,945,957

Life Sciences Tools & Services - 5.9%
QIAGEN NV (1)	940,207	32,390,131
Thermo Fisher Scientific, Inc.	443,788	99,315,317
		131,705,448

Machinery - 4.5%
Fortive Corp. (2)	341,647	23,115,836
IDEX Corp.	265,804	33,560,413
Xylem, Inc.	657,684	43,880,677
		100,556,926

Media - 1.4%
Comcast Corp., Class A	908,506	30,934,629

Multiline Retail - 3.7%
Dollar General Corp.	763,055	82,470,984

Personal Products - 1.8%
Estee Lauder Cos., Inc. (The), Class A	306,701	39,901,800

Pharmaceuticals - 3.5%
Zoetis, Inc.	904,240	77,348,690

Professional Services - 4.1%
IHS Markit Ltd. (1)	591,441	28,371,425
Verisk Analytics, Inc. (1)	569,011	62,044,959
		90,416,384

Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments, Inc.	194,765	18,405,293

Software - 10.1%
Check Point Software Technologies Ltd. (1)	584,531	60,002,107
Intuit, Inc.	322,303	63,445,345
Microsoft Corp.	1,006,310	102,210,907
		225,658,359

Specialty Retail - 2.2%
Lowe's Cos., Inc.	228,027	21,060,574
TJX Cos., Inc. (The)	641,402	28,696,325
		49,756,899

Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	280,214	20,775,066

Venture Capital - 0.0% (3)
20/20 Gene Systems, Inc. (1)(4)(5)	73,397	83,672
Digital Directions International, Inc. (1)(4)(5)	354,389	87,499
Graduation Alliance, Inc. (1)(4)(5)	117,833	3,075
Ivy Capital (Proprietary) Ltd. (1)(4)(5)	950,000	411,796
Napo Pharmaceuticals, Inc. (1)(4)(5)	294,196	—
		586,042

Total Common Stocks (Cost $1,480,990,826)		2,143,232,809

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Entouch:
Series C (1)(4)(5)	2,628,278	339,048
Series C-1 (1)(4)(5)	510,819	118,510
Graduation Alliance, Inc.:
Series C (1)(4)(5)	3,326,181	386,170
Series D, Convertible (1)(4)(5)	1,325,968	351,779
PresenceLearning, Inc.:
Series A (1)(4)(5)	600,000	432,000
Series A-2 (1)(4)(5)	195,285	142,558
Series B (1)(4)(5)	399,719	323,772
Sword Diagnostics (1)(4)(5)	1,264,108	—
		2,093,837

Total Preferred Stocks (Cost $2,299,055)		2,093,837

VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.7%
Accion Frontier Inclusion Fund LP (1)(4)(5)		806,728
Adobe Capital Social Mezzanine I LP (1)(4)(5)		361,679
Africa Renewable Energy Fund LP (1)(4)(5)		1,001,425

Arborview Capital Partners LP (1)(4)(5)		770,447
Blackstone Clean Technology Partners LP (1)(4)(5)		75,162
Bridges Ventures US Sustainable Growth Fund, LP (1)(4)(5)		367,004
China Environment Fund 2004 LP (1)(4)(5)		3,779
China Environment Fund III LP (1)(4)(5)		303,717
Coastal Ventures III LP (1)(4)(5)		267,311
Core Innovations Capital I LP (1)(4)(5)		1,113,381
Cross Culture Ventures I LP (1)(4)(5)		388,097
DBL Equity Fund - BAEF Il LP (1)(4)(5)		1,115,857
DBL Partners III LP (1)(4)(5)		587,847
First Analysis Private Equity Fund V LP (1)(4)(5)		1,265,336
Ignia Fund I LP (1)(4)(5)		489,852
Impact Ventures II LP (1)(4)(5)		326,551
LeapFrog Financial Inclusion Fund (1)(4)(5)		196,520
New Markets Education Partners LP (1)(4)(5)		914,875
New Markets Venture Partners II LP (1)(4)(5)		108,129
Owl Ventures LP (1)(4)(5)		779,529
Renewable Energy Asia Fund LP (1)(4)(5)		1,842,681
SEAF India International Growth Fund LP (1)(4)(5)		26,763
SJF Ventures II LP, Preferred (1)(4)(5)		524,369
SJF Ventures III LP (1)(4)(5)		1,007,580
Westly Capital Partners Fund II LP (1)(4)(5)		566,004

Total Venture Capital Limited Partnership Interests (Cost $13,803,759)		15,210,623

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (4)(5)(6)	230,064	—
SEAF Global SME Facility, 9.00%, 1/1/19 (4)(5)	2,100,000	1,497,741

Total Venture Capital Debt Obligations (Cost $2,400,000)		1,497,741

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(7)	10,833,877	10,380,696
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20 (4)(5)(8)	1,445,000	1,356,855
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20 (4)(5)(8)	1,855,000	1,697,325

Total High Social Impact Investments (Cost $14,133,877)		13,434,876

TOTAL INVESTMENTS (Cost $1,513,627,517) - 97.7%		2,175,469,886
Other assets and liabilities, net - 2.3%		51,535,157
NET ASSETS - 100.0%		2,227,005,043

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $22,884,642 and the total market value of the collateral received by the Fund was $23,084,198, comprised of U.S. Government and/or agencies securities.

(3) Amount is less than 0.05%.
(4) Restricted security. Total market value of restricted securities amounts to $32,823,119, which represents 1.5% of the net assets of the Fund as of December 31, 2018.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Defaulted security. This security is not accruing interest.
(7) Affiliated company.
(8) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-12/6/18	674,653
Adobe Capital Social Mezzanine I LP	2/8/13-10/23/18	380,046
Africa Renewable Energy Fund LP	4/17/14-8/24/18	879,491
Arborview Capital Partners LP	11/13/12-4/13/18	542,311
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US Sustainable Growth Fund, LP	6/8/16-9/18/18	484,338
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-8/17/17	240,028
Core Innovations Capital I LP	1/6/11-6/30/17	314,217
Cross Culture Ventures I LP	2/24/16-12/18/18	401,170
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-12/6/18	568,754
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-5/11/18	68,024
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	813,924
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Impact Ventures II LP	9/8/10-2/5/18	838,672
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.50%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 2.40%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-5/29/18	3,935
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Markets Education Partners LP	9/27/11-11/13/18	825,817
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	2/1/17	300,000
Owl Ventures LP	7/10/14-11/13/18	410,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 1/1/19	6/28/13-1/25/18	2,100,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-7/14/17	617,464
Sword Diagnostics	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-12/18/18	841,881

At December 31, 2018, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $10,380,696, which represents 0.47% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$10,833,877	$—	$—	$10,833,877	$10,380,696	$39,273	$—	$—	($45,285)

(1) Restricted Security
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$2,142,646,767	(2)	$—	$—	$2,142,646,767
Common Stocks - Venture Capital	—		—	586,042	586,042
Preferred Stocks - Venture Capital	—		—	2,093,837	2,093,837
Venture Capital Limited Partnership Interests	—		—	15,210,623	15,210,623
Venture Capital Debt Obligations	—		—	1,497,741	1,497,741
High Social Impact Investments	—		10,380,696	3,054,180	13,434,876
Total Investments	$2,142,646,767		$10,380,696	$22,442,423	$2,175,469,886

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 95.0%
Equity Mutual Funds - 35.2%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	123,176	2,780,092
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	275,477	5,542,594
Calvert US Large-Cap Core Responsible Index Fund, Class R6	840,941	17,626,126
Calvert US Large-Cap Growth Responsible Index Fund, Class I	343,205	8,360,466
Calvert US Large-Cap Value Responsible Index Fund, Class I	540,305	10,660,212
Calvert US Mid-Cap Core Responsible Index Fund, Class I	166,169	3,712,209
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	471,505	6,931,125
Calvert International Equity Fund, Class I	112,664	1,849,946
Calvert International Opportunities Fund, Class I	390,559	5,545,937
Calvert Mid-Cap Fund, Class I	55,516	1,855,894
		64,864,601

Fixed-Income Mutual Funds - 59.8%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	1,638,164	23,917,196
Calvert Floating-Rate Advantage Fund, Class R6	2,305,567	21,718,444
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,020,258	63,238,659
The Calvert Fund:
Calvert Ultra-Short Duration Income Fund, Class R6	129,995	1,286,947
		110,161,246

Total Mutual Funds (Cost $180,037,469)		175,025,847

U.S. TREASURY OBLIGATIONS - 5.1%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (2)(3)	3,571,657	3,411,029
0.625%, 4/15/23 (2)	6,133,631	6,034,442

Total U.S. Treasury Obligations (Cost $9,530,163)		9,445,471

TOTAL INVESTMENTS (Cost $189,567,632) - 100.1%		184,471,318
Other assets and liabilities, net - (0.1%)		(114,924)
NET ASSETS - 100.0%		184,356,394

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	23	3/29/19	$4,883,188	$30,498
U.S. 5-Year Treasury Note	103	3/29/19	11,812,813	178,222
U.S. 10-Year Treasury Note	49	3/20/19	5,978,766	130,044
U.S. Ultra-Long Treasury Bond	45	3/20/19	7,229,531	385,218
Total Long				$723,982

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund uses futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the fiscal year to date ended December 31, 2018, the Fund used purchased options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).
At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $723,982.
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2018, the value of the Fund's investment in affiliated companies was $175,025,847, which represents 95.0% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	1,769,145	20,858	(151,839)	1,638,164	$23,917,196	$241,659	$(42,192)	$—	$(406,364)
Bond Fund, Class R6	4,714,353	247,610	(941,705)	4,020,258	63,238,659	497,756	(374,315)	—	416,668
Emerging Markets Equity Fund, Class I	384,961	209,525	(122,981)	471,505	6,931,125	48,095	(54,242)	—	(227,068)
Floating-Rate Advantage Fund, Class R6	2,754,465	58,251	(507,149)	2,305,567	21,718,444	291,722	(61,954)	—	(1,208,699)
International Equity Fund, Class I	—	114,382	(1,718)	112,664	1,849,946	25,673	(533)	—	(34,119)
International Opportunities Fund, Class I	324,772	65,787	—	390,559	5,545,937	95,789	—	390,195	(1,501,835)
International Responsible Index Fund, Class I	383,760	21,448	(129,731)	275,477	5,542,594	172,611	(333,018)	—	(890,914)
Long-Term Income Fund, Class I	3	—	(3)	—	—	—	(2)	—	1
Mid-Cap Fund, Class I	53,047	5,860	(3,391)	55,516	1,855,894	7,806	(3,186)	100,051	(387,555)
Small-Cap Fund, Class I	108,092	15,084	—	123,176	2,780,092	6,536	—	139,745	(691,689)
Ultra-Short Duration Income Fund, Class R6	281,969	1,237,750	(1,389,724)	129,995	1,286,947	6,917	1,345,155	—	(1,351,703)
US Large-Cap Core Responsible Index Fund, Class R6	617,443	235,789	(12,291)	840,941	17,626,126	207,955	32,571	442,547	(2,952,689)
US Large-Cap Growth Responsible Index Fund, Class I	315,849	36,266	(8,910)	343,205	8,360,466	79,040	68,426	364,692	(1,866,207)
US Large-Cap Value Responsible Index Fund, Class I	495,272	45,033	—	540,305	10,660,212	200,106	—	280,989	(2,045,245)
US Mid-Cap Core Responsible Index Fund, Class I	150,941	17,606	(2,378)	166,169	3,712,209	46,421	7,777	64,544	(792,195)
TOTALS					$175,025,847	$1,928,086	$584,487	$1,782,763	$(13,939,613)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$175,025,847	$—	$—	$175,025,847
U.S. Treasury Obligations	—	9,445,471	—	9,445,471
Total Investments	$175,025,847	$9,445,471	$—	$184,471,318

Futures Contracts(1)	$723,982	$—	$—	$723,982
Total	$175,749,829	$9,445,471	$—	$185,195,300

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 95.3%
Equity Mutual Funds - 65.1%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	339,350	7,659,136
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	758,954	15,270,151
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,593,539	54,360,568
Calvert US Large-Cap Growth Responsible Index Fund, Class I	802,283	19,543,620
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,341,443	26,466,673
Calvert US Mid-Cap Core Responsible Index Fund, Class I	499,417	11,156,972
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	1,275,721	18,753,101
Calvert International Equity Fund, Class I	423,250	6,949,765
Calvert International Opportunities Fund, Class I	1,173,766	16,667,475
Calvert Mid-Cap Fund, Class I	125,163	4,184,191
		181,011,652

Fixed-Income Mutual Funds - 30.2%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	1,846,358	26,956,821
Calvert Floating-Rate Advantage Fund, Class R6	1,842,883	17,359,961
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,385,360	37,521,706
The Calvert Fund:
Calvert Ultra-Short Duration Income Fund, Class R6	217,260	2,150,875
		83,989,363

Total Mutual Funds (Cost $272,438,855)		265,001,015

U.S. TREASURY OBLIGATIONS - 4.6%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (2)(3)	4,137,546	3,951,468
0.625%, 4/15/23 (2)	8,855,843	8,712,632

Total U.S. Treasury Obligations (Cost $12,763,120)		12,664,100

TOTAL INVESTMENTS (Cost $285,201,975) - 99.9%		277,665,115
Other assets and liabilities, net - 0.1%		358,845
NET ASSETS - 100.0%		278,023,960

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	15	3/29/19	$3,184,688	$19,890
U.S. 10-Year Treasury Note	51	3/20/19	6,222,797	135,353
U.S. Ultra-Long Treasury Bond	36	3/20/19	5,783,625	307,893
Total Long				$463,136
Short:
U.S. 5-Year Treasury Note	(8)	3/29/19	$(917,500)	$(13,767)

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund uses futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the fiscal year to date ended December 31, 2018, the fund used purchased options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).
At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $463,136 and $13,767, respectively.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2018, the value of the Fund's investment in affiliated companies was $265,001,015, which represents 95.3% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	2,359,080	35,507	(548,229)	1,846,358	$26,956,821	$324,698	$(197,159)	$—	$(404,518)
Bond Fund, Class R6	2,885,743	363,021	(863,404)	2,385,360	37,521,706	317,394	(305,214)	—	327,292
Emerging Markets Equity Fund, Class I	956,429	497,457	(178,165)	1,275,721	18,753,101	146,123	(304,815)	—	(502,233)
Floating-Rate Advantage Fund, Class R6	2,154,334	29,071	(340,522)	1,842,883	17,359,961	236,663	(42,265)	—	(988,548)
International Equity Fund, Class I	241,340	193,735	(11,825)	423,250	6,949,765	97,653	(25,898)	—	(592,857)
International Opportunities Fund, Class I	1,019,753	179,714	(25,701)	1,173,766	16,667,475	291,004	1,542	1,185,396	(4,523,957)
International Responsible Index Fund, Class I	1,065,108	61,024	(367,178)	758,954	15,270,151	462,644	(728,373)	—	(2,539,678)
Mid-Cap Fund, Class I	110,893	14,270	—	125,163	4,184,191	18,150	—	232,643	(873,897)
Small-Cap Fund, Class I	285,957	53,393	—	339,350	7,659,136	18,202	—	389,157	(1,901,182)
Ultra-Short Duration Income Fund, Class R6	640,509	979,073	(1,402,322)	217,260	2,150,875	5,288	1,803,332	—	(1,799,186)
US Large-Cap Core Responsible Index Fund, Class R6	2,088,289	625,230	(119,980)	2,593,539	54,360,568	641,212	311,427	1,364,559	(9,761,681)
US Large-Cap Growth Responsible Index Fund, Class I	719,103	91,871	(8,691)	802,283	19,543,620	186,804	24,866	861,918	(4,291,511)
US Large-Cap Value Responsible Index Fund, Class I	1,200,123	141,320	—	1,341,443	26,466,673	502,162	—	705,136	(5,101,474)
US Mid-Cap Core Responsible Index Fund, Class I	439,750	59,667	—	499,417	11,156,972	141,013	—	196,067	(2,370,609)
TOTALS					$265,001,015	$3,389,010	$537,443	$4,934,876	$(35,324,039)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$265,001,015	$—	$—	$265,001,015
U.S. Treasury Obligations	—	12,664,100	—	12,664,100
Total Investments	$265,001,015	$12,664,100	$—	$277,665,115
Futures Contracts(1)	$463,136	$—	$—	$463,136
Total	$265,464,151	$12,664,100	$—	$278,128,251
Liabilities
Futures Contracts(1)	$(13,767)	$—	$—	$(13,767)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 95.6%
Equity Mutual Funds - 91.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	155,514	3,509,940
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	329,445	6,628,429
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,139,966	44,853,684
Calvert US Large-Cap Growth Responsible Index Fund, Class I	518,394	12,628,071
Calvert US Large-Cap Value Responsible Index Fund, Class I	887,091	17,502,297
Calvert US Mid-Cap Core Responsible Index Fund, Class I	251,606	5,620,870
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	949,983	13,964,756
Calvert International Equity Fund, Class I	574,396	9,431,578
Calvert International Opportunities Fund, Class I	835,797	11,868,320
Calvert Mid-Cap Fund, Class I	94,088	3,145,376
		129,153,321

Fixed-Income Mutual Funds - 3.7%
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	329,171	5,177,854
		5,177,854

Total Mutual Funds (Cost $138,263,295)		134,331,175

U.S. TREASURY OBLIGATIONS - 4.1%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (2)(3)	2,994,492	2,859,821
0.625%, 4/15/23 (2)	2,952,287	2,904,544

Total U.S. Treasury Obligations (Cost $5,811,747)		5,764,365

TOTAL INVESTMENTS (Cost $144,075,042) - 99.7%		140,095,540
Other assets and liabilities, net - 0.3%		421,427
NET ASSETS - 100.0%		140,516,967

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. Ultra 10-Year Treasury Note	(6)	3/20/19	$(780,469)	$(22,745)
U.S. Ultra-Long Treasury Bond	(6)	3/20/19	(963,938)	(48,372)
Total Short				$(71,117)

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund uses futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the fiscal year to date ended December 31, 2018, the Fund used purchased options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $71,117.
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2018, the value of the Fund’s investment in affiliated companies was $134,331,175, which represents 95.6% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	270,645	2,296	(272,941)	—	$—	$—	($41,248)	$—	$38,526
Bond Fund, Class R6	730,757	397,546	(799,132)	329,171	5,177,854	54,140	(90,786)	—	79,891
Emerging Markets Equity Fund, Class I	653,545	347,459	(51,021)	949,983	13,964,756	110,333	(68,454)	—	(569,698)
Floating-Rate Advantage Fund, Class R6	326,141	1,174	(327,315)	—	—	14,834	(24,089)	—	11,795
International Equity Fund, Class I	491,570	105,892	(23,066)	574,396	9,431,578	134,101	(56,975)	—	(1,116,187)
International Opportunities Fund, Class I	738,783	97,014	—	835,797	11,868,320	210,148	—	856,034	(3,325,762)
International Responsible Index Fund, Class I	596,346	31,455	(298,356)	329,445	6,628,429	276,700	(885,625)	—	(1,063,763)
Mid-Cap Fund, Class I	89,042	38,806	(33,760)	94,088	3,145,376	13,951	(114,452)	178,804	(517,735)
Small-Cap Fund, Class I	181,657	15,426	(41,569)	155,514	3,509,940	10,734	(134,659)	229,503	(963,420)
US Large-Cap Core Responsible Index Fund, Class R6	1,616,931	523,035	—	2,139,966	44,853,684	563,861	—	1,199,949	(8,116,612)
US Large-Cap Growth Responsible Index Fund, Class I	489,935	35,238	(6,779)	518,394	12,628,071	119,919	44,300	553,310	(2,828,979)
US Large-Cap Value Responsible Index Fund, Class I	839,438	72,254	(24,601)	887,091	17,502,297	331,304	(54,793)	465,217	(3,397,998)
US Mid-Cap Core Responsible Index Fund, Class I	295,091	12,752	(56,237)	251,606	5,620,870	88,601	(162,007)	123,192	(1,379,032)
TOTALS					$134,331,175	$1,928,626	($1,588,788)	$3,606,009	($23,148,974)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$134,331,175	$—	$—	$134,331,175
U.S. Treasury Obligations	—	5,764,365	—	5,764,365
Total Investments	$134,331,175	$5,764,365	$—	$140,095,540

Liabilities
Futures Contracts(1)	$(71,117)	$—	$—	$(71,117)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 25, 2019